Ariel Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 26, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:
ARIEL INVESTMENT TRUST (the “Trust”)
Securities Act Registration No: 033-07699
Investment Company Act Registration No: 811-4786
Ariel Fund (S000005024)
Ariel Appreciation Fund (S000005025)
Ariel Focus Fund (S000005026)
Ariel Discovery Fund (S000031125)
Ariel International Fund (S000035291)
Ariel Global Fund (S000035292)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 53 to the Trust’s Registration Statement under the 1933 Act, and Amendment No. 53 to the Trust’s Registration Statement under the 1940 Act, each filed on Form N-1A (collectively, the “Amendment”).  The Amendment is being filed in order to update the Trust’s Registration Statement to reflect the modified investment policy and the new names of Ariel International Fund and Ariel Global Fund.

It is proposed that the Amendment will become effective on February 1, 2014, pursuant to Rule 485(a)(1) of the 1933 Act.  On or before February 1, 2014, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file Summary Prospectuses under Rule 497(k).

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia Vasquez
Alia Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC